Corporate and Group Information (Details) - Schedule of Company’s Subsidiaries	12 Months Ended
Dec. 31, 2023
CompareAsia Group Capital Limited [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Cayman Islands
Issued share capital	US$0.01
Percentage of equity attributable to the Company, Direct	100
Percentage of equity attributable to the Company, Indirect
Principal activities	Investment holding
CompareAsia Group Limited [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Hong Kong
Issued share capital	HK$1
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Investment holding and management services to group companies
CAG Regional Limited [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Hong Kong
Issued share capital	HK$1
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Provision of management and administrative services to group companies
CAG Regional Singapore Pte. Ltd [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Singapore
Issued share capital	SGD2,059,066
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Provision of information technology support and management services to group companies
Compargo Malaysia Sdn. Bhd. [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Malaysia
Issued share capital	MYR500,000
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Provision of financial comparison services via online platform
Ekos Limited [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Hong Kong
Issued share capital	HK$1
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Provision of business administration, software and technology services
Ekos Inc. [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Philippines
Issued share capital	PHP10,000,000
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Provision of business administration, software and technology services
Ekos Pte. Ltd. [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Singapore
Issued share capital	SGD1
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Provision of business administration, software and technology services
MoneyGuru Philippines Corporation [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Philippines
Issued share capital	PHP9,200,000
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Provision of financial comparison services via online platform
MoneyHero Insurance Brokerage, Inc. [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Philippines
Issued share capital	PHP40,000,000
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Provision of insurance brokerage services
MoneyHero Insurance Brokers Limited [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Hong Kong
Issued share capital	HK$17,400,000
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Provision of insurance brokerage services
MoneyHero Global Limited [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Hong Kong
Issued share capital	HK$4,085,155
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Provision of financial comparison services via online platform
Singsaver Insurance Brokers Pte. Ltd. [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Singapore
Issued share capital	SGD1,060,001
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Provision of insurance brokerage services
Singsaver Pte. Ltd. [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Singapore
Issued share capital	SGD100,000
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	Provision of financial comparison services via online platform
Seedly Pte. Ltd [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Singapore
Issued share capital	SGD2,950,181
Percentage of equity attributable to the Company, Direct
Percentage of equity attributable to the Company, Indirect	100
Principal activities	An online platform specializing in personal finance community and product comparison
Money101 Limited [Member]
Schedule Of Company’s Subsidiaries [Line Items]
Place of incorporation and business	Taiwan	[1]
Issued share capital	TWD5,000,000	[1]
Percentage of equity attributable to the Company, Direct		[1]
Percentage of equity attributable to the Company, Indirect	100	[1]
Principal activities	Provision of financial comparison services via online platform	[1]

[1]	English translation for identification purpose only